Share-based compensation expenses - Fair value of Options (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018 $ / shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares
2012 Share Plan of RONG 360 | Predecessor
Share-based compensation expenses
Weighted average grant date fair value of option per share			$ 3.03	$ 1.25
Aggregate grant date fair value of options granted | $			$ 9,013	$ 2,425
Global Share Plan
Share-based compensation expenses
Weighted average grant date fair value of option per share	$ 2.46
Aggregate grant date fair value of options granted | ¥		¥ 4,776